Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Income Before Income Taxes
Domestic (including U.S. exports)	$ 12,914	$ 12,611	$ 14,018
Foreign subsidiaries	1,815	1,177	850
Income before income taxes	$ 14,729	$ 13,788	$ 14,868